Other Commitments and Contingencies (Details) $ in Thousands, £ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans | $			$ 2,120,564	$ 2,543,012
Number of tax leases | tax_lease		6
Gross cash benefit received from tax leases | £		£ 41
Number of tax leases terminated | tax_lease	5
Minimum
Loss Contingencies [Line Items]
Estimate of possible exposure | £	£ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible exposure | £	£ 100
Golar LNG Partners
Loss Contingencies [Line Items]
Number of tax leases remaining | tax_lease	1
Equity Method Investments | Convertible bonds
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans | $			$ 13,000